Revenue recognition (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Revenue From Contracts With Customers [Abstract]
Sales adjustment, beginning balance	$ 5,734	$ 3,464	$ 5,734	$ 3,464	$ 4,362	$ 3,746	$ 4,126	$ 2,590
GTN Sales Adjustment, Provision	5,783	3,206	11,399	6,697
GTN Sales Adjustment, Provision, Prior Period Sales	(229)	87	(877)	(105)
GTN Sales Adjustment, Credits And Payments	(4,182)	(3,955)	(8,534)	(5,718)
Sales adjustment, ending balance	5,734	$ 3,464	5,734	$ 3,464
Accounts receivable, net	1,677		1,677			2,151
Other current liabilities	$ 4,057		$ 4,057			$ 1,595